Investments in Associates and Joint Ventures - Details of Investments in Significant Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions					1 Months Ended							12 Months Ended
	Sep. 30, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Nov. 30, 2018	Oct. 31, 2018	Aug. 31, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
LINE Games Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												LINE Games Corporation
Primary business activities												Game development and publishing
Country of incorporation												Korea
Percentage of ownership					49.50%		73.50%					49.50%
Carrying amount												¥ 18,438
Snow Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												Snow Corporation
Primary business activities												Mobile app
Country of incorporation												Korea
Percentage of ownership				45.00%		34.00%						34.00%	45.00%
Carrying amount												¥ 9,346	¥ 12,998
LINE Mobile Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												LINE Mobile Corporation
Primary business activities												Mobile virtual network operator
Country of incorporation												Japan
Percentage of ownership			100.00%						49.00%			49.00%
Carrying amount												¥ 5,637
FOLIO Co Ltd [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												FOLIO Co., Ltd.
Primary business activities												Online trading service
Country of incorporation												Japan
Percentage of ownership											41.40%	41.40%
Carrying amount												¥ 5,126
Yume no Machi Souzou Iinkai Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												Yume no Machi Souzou Iinkai Co., Ltd.
Primary business activities												Delivery portal site
Country of incorporation												Japan
Percentage of ownership												21.90%	22.00%
Carrying amount												¥ 3,838	¥ 3,865
K-Fund I [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												K-Fund I
Primary business activities												Investment
Country of incorporation												France
Percentage of ownership												25.00%	25.00%
Carrying amount												¥ 2,670	¥ 1,388
Venture Republic Inc [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												Venture Republic Inc.
Primary business activities												Travel service
Country of incorporation												Japan
Percentage of ownership							34.00%					34.00%
Carrying amount												¥ 1,620
LINE MUSIC Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate												LINE MUSIC Corporation
Primary business activities												Music distribution
Country of incorporation												Japan
Percentage of ownership		33.40%						36.70%				36.70%	33.40%
Carrying amount												¥ 505	¥ 47
Drama & Company [member]
Disclosure of investments in associates and joint ventures [line items]
Name of joint venture												Drama & Company Co., Ltd.
Primary business activities												Software Development
Country of incorporation												Korea
Percentage of ownership	37.20%					40.70%						40.70%	37.20%
Carrying amount												¥ 2,574	¥ 2,216
RABBIT-LINE PAY COMPANY LIMITED [member]
Disclosure of investments in associates and joint ventures [line items]
Name of joint venture												RABBIT-LINE PAY COMPANY LIMITED
Primary business activities												Payment service
Country of incorporation												Thailand
Percentage of ownership				50.00%						33.30%		33.30%	50.00%
Carrying amount												¥ 1,856	¥ 2,121
Lantu Games Limited [member]
Disclosure of investments in associates and joint ventures [line items]
Name of joint venture												Lantu Games Limited
Primary business activities												Mobile games
Country of incorporation												Hong Kong (China)
Percentage of ownership												50.00%	50.00%
Carrying amount												¥ 199	¥ 394